10. Net Loss per Share (Details 1) - shares	Dec. 31, 2016	Dec. 31, 2015
Outstanding stock options and common stock warrants	94,404,931	50,965,399
Outstanding stock options and common stock warrants exerciseble	89,019,937	46,038,190
Stock Option [Member]
Outstanding stock options and common stock warrants	4,000,000	10,000,000
Common stock warrants [Member]
Outstanding stock options and common stock warrants	59,932,917	29,651,275
Common stock issuable [Member]
Outstanding stock options and common stock warrants	821,364	701,018
Common stock issuable warrants [Member]
Outstanding stock options and common stock warrants		226,191
Convertible notes [Member]
Outstanding stock options and common stock warrants	19,287,020	3,586,915
Convertible preferred stock [Member]
Outstanding stock options and common stock warrants	9,436,360	6,800,000
Convertible preferred stock issuable [Member]
Outstanding stock options and common stock warrants	927,270